Right-of-use assets and lease liabilities - Right-of-Use Assets and Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Opening balance	$ 36,525
Net additions	12,779
Reassessment of lease terms	10,711
Terminations	(2,146)
Depreciation expense	(10,076)
Balance, October 31, 2025	47,793
Reconciliation Of Changes In Lease Liabilities [Abstract]
Opening balance	40,207
Additions	12,539
Reassessment of lease terms, net of interest	9,086
Terminations	(2,054)
Foreign currency	29
Repayments	(10,007)
Balance, October 31, 2025	49,800
Less current portion	(9,814)	$ (8,816)
Non-current	$ 39,986	$ 31,391